ACCUMULATED OTHER COMPREHENSIVE INCOME - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables)	9 Months Ended
Dec. 31, 2018
DSS holding
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of changes in accumulated other comprehensive income by component

The components of Accumulated other comprehensive income included in the consolidated balance sheets consist of net unrealized (loss) gain on cash flow hedges as of December 31, 2018 and March 31, 2018.

	Nine Months
	Ended	Year Ended
	December 31,	March 31,
	2018	2018
Accumulated other comprehensive income – Beginning of period	$6,129,921	$4,521,480
Other comprehensive (loss) income before reclassifications	(2,933,839)	991,170
Amounts reclassified from Accumulated other comprehensive income	1,191,083	617,271
Other comprehensive (loss) income for the year	(1,742,756)	1,608,441
Accumulated other comprehensive income – End of period	$4,387,165	$6,129,921